Rule 497(e)
File Nos. 333-72042; 811-10559

TALCOTT RESOLUTION LIFE INSURANCE CO
SEPARATE ACCOUNT 11
333-72042    HV-3574 - PremierSolutions Standard
_____________________________
Supplement dated February 16, 2024 to your Prospectus dated May 1, 2023
This Supplement dated February 16, 2024 amends certain information contained in the Prospectus dated May 1, 2023.
Appendix A – Underlying Funds
Effective immediately, the Subadviser for the MassMutual Short-Duration Bond Fund - Class R4 in the Appendix A - Underlying Funds section of the Prospectus dated May 1, 2023 is changed as expressed in the updated Appendix A - Underlying Funds table below in this Supplement
Also effective immediately, the Current Expenses for the below-listed funds shown in the Appendix A – Underlying Funds section of the Prospectus dated May 1, 2023 are updated as follows.
Janus Henderson Forty Fund - Class S	MassMutual Main Street Fund - Class R4
Janus Henderson Global Research Fund - Class S	MassMutual RetireSMART by JPMorgan 2060 Fund - Class R4
Janus Henderson Overseas Fund - Class S	MassMutual Short-Duration Bond Fund - Class R4
MassMutual Disciplined Growth Fund - Class R4	Oakmark Equity and Income Fund - Investor Class
MassMutual Global Fund - Class R4	Timothy Plan Large/Mid-Cap Value Fund - Class A
MassMutual International Equity Fund - Class R4
All other information contained in the Appendix A – Underlying Funds section of the Prospectus dated May 1, 2023 remains unchanged.
FUND TYPE	UNDERLYING FUND AND ADVISER/SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2022)
			1 YEAR	5 YEAR (or since inception)	10 YEAR (or since inception)
US Fund Large Growth	Janus Henderson Forty Fund - Class S Adviser: Janus Henderson Investors US LLC Subadviser: N/A	0.98%	-33.73%	9.48%	12.72%
US Fund Global Large-Stock Growth	Janus Henderson Global Research Fund - Class S Adviser: Janus Henderson Investors US LLC Subadviser: N/A	1.07%	-19.61%	6.29%	8.88%
US Fund Foreign Large Blend	Janus Henderson Overseas Fund - Class S Adviser: Janus Henderson Investors US LLC Subadviser: N/A	1.29%	-8.84%	5.20%	3.72%

FUND TYPE	UNDERLYING FUND AND ADVISER/SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2022)
			1 YEAR	5 YEAR (or since inception)	10 YEAR (or since inception)
US Fund Large Growth	MassMutual Disciplined Growth Fund - Class R4 Adviser: MML Investment Advisers, LLC Subadviser: Wellington Management Company LLP	1.08%	-32.02%	7.59%	11.92%
US Fund Global Large-Stock Growth	MassMutual Global Fund - Class R4 Adviser: MML Investment Advisers, LLC Subadviser: Invesco Advisers, Inc.	1.37%	-32.35%	2.24%	7.25%
US Fund Foreign Large Blend	MassMutual International Equity Fund - Class R4* Adviser: MML Investment Advisers, LLC Subadviser: Thompson, Siegel & Walmsley LLC; Wellington Management Company LLP	1.50%	-10.45%	2.24%	5.05%
US Fund Large Blend	MassMutual Main Street Fund - Class R4 Adviser: MML Investment Advisers, LLC Subadviser: Invesco Advisers, Inc.	1.34%	-20.75%	6.79%	10.35%
US Fund Target-Date 2060	MassMutual RetireSMART by JPMorgan 2060 Fund - Class R4* Adviser: MML Investment Advisers, LLC Subadviser: J.P. Morgan Investment Management, Inc.	0.97%	-17.36%	4.76%	6.72%
US Fund Short-Term Bond	MassMutual Short-Duration Bond Fund - Class R4* Adviser: MML Investment Advisers, LLC Subadviser: Barings LLC	0.91%	-9.90%	-0.29%	0.55%
US Fund Allocation-- 70% to 85% Equity	Oakmark Equity and Income Fund - Investor Class Adviser: Harris Associates L.P. Subadviser: N/A	0.86%	-12.92%	4.70%	7.31%
US Fund Mid-Cap Blend	Timothy Plan Large/Mid-Cap Value Fund - Class A* Adviser: Timothy Partners Ltd Subadviser: Westwood Management Corp	1.34%	-11.77%	7.91%	10.35%
* This Fund’s Current Expenses reflect a temporary fee reduction.
This Supplement must be accompanied by and read in conjunction with the current Prospectus dated May 1, 2023. Please read this Supplement carefully and retain it for future reference.

2023-PROSUPP-88-HV3574